Intangible Assets	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Intangible Assets [Text Block]

8.         Intangible Assets

Intangible assets of the Company consisted of the following at July 31, 2013 and January 31, 2013:

	July 31,	January 31,	Useful life
	2013	2013	(Years)

Trade Names/Trademarks	$24,875	$23,212	Indefinite
Website	40,657	40,657	2

	65,532	63,869
Less: accumulated amortization	(18,620)	(8,455)

	$46,912	$55,414

Amortization expense for three and six months ended July 31, 2013 and 2012 was $5,070 and $10,165, respectively (2012: $621 and $1,234, respectively).

8.           Intangible Assets

Intangible assets of the Company consisted of the following at January 31, 2013 and 2012:

			Useful life
	2013	2012	(Years)

Trade Names/Trademarks	$23,212	$23,066	Indefinite
Website	40,657	3,707	2

Less: accumulated amortization	(8,455)	(2,471)

	$55,414	$24,302

Amortization expense for each of the years ended January 31, 2013 and 2012 was $9,723 and $1,881, respectively.